Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of December 31, 2023 and 2022, property and equipment, net consisted of the following:

	December 31,	December 31,
	2023	2022
Electronic equipment	$542,755	$541,931
Office equipment	13,547	13,777
Leasehold improvement	502,396	510,915
Total property and equipment	1,058,698	1,066,623
Less: accumulated depreciation	(679,020)	(377,262)
Total property and equipment, net	$379,678	$689,361